Intangible Assets, Net - Summary of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 8,384	$ 1,150	¥ 8,384
Less: accumulated amortization	6,950	953	6,526
Intangible assets, net	1,434	197	1,858
Trade Name
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	4,000	549	4,000
Student Base and Customer Relationship
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	2,200	302	2,200
School Cooperation Agreements
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,000	137	1,000
Non-compete Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	440	60	440
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	442	61	442
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 302	$ 41	¥ 302